Related party transactions - Schedule of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term benefits	$ 3,499	$ 3,879
Share-based payments	2,285	2,428
Total	$ 5,784	$ 6,307